Leases - Disclosure of Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Lease, Cost [Abstract]
Total net lease cost	$ 97,169	$ 91,025